30. RELATED PARTY TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Millions			1 Months Ended	12 Months Ended
	Dec. 27, 2019	Nov. 25, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Deliver contracted supply amount					R$ 40.0
Loss on realization of the receivables			R$ 688.0
In-court reorganization loan amount	R$ 6.5	R$ 10.0		R$ 20.0
Description of contract interest rate				The contracts specify interest equal to 100% of the accumulated variation in the DI rate, plus an annual spread, applied pro rata die (on 252-business-days basis), of 1.083% for the DIP contract and 2.5% for the DIP2 contract, up to the date of respective full payment.
Related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate amounts of legal actions				R$ 119.0	98.0
Related parties [member] | Cemig D [member]
Disclosure of transactions between related parties [line items]
Public lighting contribution amount					190.0
Due and unpaid payment of debits relating to supply of power						R$ 113.0
Loss on realization of the receivables				210.0
Related parties [member] | Cemig [member]
Disclosure of transactions between related parties [line items]
Aggregate amounts of legal actions				R$ 41.0	R$ 32.0